Group Subsidiaries - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Subsidiary or Equity Method Investee [Line Items]
Total assets	$ 1,724,843	$ 1,560,505
Total liabilities	768,363	650,414
Variable Interest Entity, Primary Beneficiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Total assets	137,500	142,300
Total liabilities	$ 73,000	$ 85,700